New and amended standards and interpretations - IFRS 16 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	€ 912	€ 975		€ 975
Deferred tax assets	5,124	4,911
Other non-current financial assets	445	373		388
Total non-current assets	22,320	21,246		22,236
Other current financial assets	164	243		259
Total current assets	16,808	18,266		18,282
Total assets	39,128	39,517		40,523
Accumulated deficit	(1,613)	(1,062)		(1,058)
Total equity	15,401	15,371	€ 16,218	15,375	€ 20,975
Long-term lease liabilities	771	2		800
Deferred tax liabilities	390	350		351
Provisions	556	572		555
Total non-current liabilities	11,672	10,042		10,826
Short-term lease liabilities	259			266
Accrued expenses, deferred revenue and other liabilities	3,323	3,940		3,912
Provisions	653	855		835
Total current liabilities	12,055	14,104		14,322
Total shareholders' equity and liabilities	39,128	39,517		40,523
Interest expense on lease liabilities	28
Payments of lease liabilities, classified as financing activities	€ 221	€ 2	€ 7
Adjustment upon adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				975
Other non-current financial assets				15
Total non-current assets				990
Other current financial assets				16
Total current assets				16
Total assets				1,006
Accumulated deficit				4
Total equity				4
Long-term lease liabilities				800
Deferred tax liabilities				1
Provisions				(17)
Total non-current liabilities				784
Short-term lease liabilities				266
Accrued expenses, deferred revenue and other liabilities				(28)
Provisions				(20)
Total current liabilities				218
Total shareholders' equity and liabilities				€ 1,006